CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 1,042,457	$ 101,231
Accounts Receivable, net	561,470	900,770
Note Receivable, net	18,750	0
Prepaid Expenses and Other Current Assets	611,206	92,322
Current Assets - Discontinued Operations	239,747	632,014
Total Current Assets	2,473,630	1,726,337
Property & Equipment, net	5,464	31,905
Website Acquisition Assets, net	113,741	300,349
Intangible Assets, net	221,117	569,334
Goodwill	988,926	446,426
Prepaid Services and Consulting Agreements - Long Term	1,162,500	0
Other Assets	0	23,700
Other Assets - Discontinued Operations	60,470	620,666
Total Assets	5,025,848	3,718,717
Current liabilities
Accounts Payable	655,229	897,260
Accrued Expenses	465,032	90,000
Accrued Interest to Related Party	947	0
Premium Finance Loan Payable	92,537	63,133
Deferred Revenues	4,163	9,735
Long Term Debt, Current Portion	229,844	767,071
Current Liabilities - Discontinued Operations	143,929	294,453
Total Current Liabilities	1,591,681	2,121,652
Long Term Debt to Related Parties, net	11,688	1,198,893
Long Term Debt, net of current portion	0	54,950
Total Liabilities	1,603,369	3,375,495
Commitments and contingencies
Shareholders' Equity
Common stock, par value $.01, 324,000,000 shares authorized, 62,125,114 and 46,168,864 issued and outstanding for December 31, 2018 and 2017, respectively	621,252	461,689
Additional paid-in-capital	19,775,753	11,685,685
Accumulated Deficit	(17,042,966)	(11,818,902)
Total shareholders' equity	3,422,479	343,222
Total Liabilities and Shareholders' Equity	5,025,848	3,718,717
Series A Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	0	1,000
Series B Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	0	0
Series C Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	0	0
Series D Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	0	0
Series E Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	25,000	13,750
Series F Preferred Stock [Member]
Shareholders' Equity
Convertible Preferred stock	$ 43,440	$ 0